Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Securities held to maturity, fair value	$ 53,486	$ 36,639
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	1,416,018	1,411,526
Common stock, shares outstanding	1,412,362	1,407,870
Treasury stock, shares	3,656	3,656